TRANSACTIONS WITH RELATED PARTIES	9 Months Ended
Sep. 30, 2024
Disclosure of transactions between related parties [abstract]
TRANSACTIONS WITH RELATED PARTIES

NOTE 35. TRANSACTIONS WITH RELATED PARTIES
Human and legal persons who directly or indirectly exert control over the Entity, or are controlled by it, are considered related parties; they include the Subsidiaries, Associates and Affiliates; the members of the Board of Directors, Syndics and personnel in Senior Management positions; human persons who hold similar positions in financial institutions or complementary services companies; companies or sole proprietor ships over which key personnel may exert significant influence or control, and spouses, partners and relatives up to the second degree of consanguinity or first degree of affinity of all human persons directly or indirectly linked to the Group.
The Group controls another entity when it has power over the financial and operational decisions of other entities, and in turn, obtains benefits from it.
On the other hand, the Group considers that it has joint control when there is an agreement between the parties on the control of a common economic activity.
Finally, those cases where the Group exerts significant influence means the capacity to participate in the decisions of the financial policy and the company's operations. Shareholders with an interest equal to or greater than 20% of the Group's total votes or its subsidiaries are considered to exert a significant influence. In determining said situations, not only the legal aspects are observed but also the nature and substance of the relationship.
Additionally, the key personnel of the Group's Management (members of the Board of Directors and Managers) and the entities over which the key personnel can exert significant influence or control are considered related parties.
35.1.    Controlling Entity
The Group is controlled by:

Name	Nature	Main Activity	Location	Interest %
EBA Holding S.A.	54.09% of voting rights	Financial and Investment Matters	City of Buenos Aires - Argentina	19.07%
35.2.    Remunerations of Key Personnel
The remuneration received by the Group’s key personnel as of September 30, 2024 and September 30, 2023 amounts to Ps. 32,860,708 and Ps. 26,811,526, respectively.
35.3.    Composition of Key Personnel
The composition of key personnel as of the indicated dates is as follows:

Composition of Key Personnel	09.30.24	12.31.23
Regular Directors (*)	114	88
General Manager	1	1
Area Managers and Other Leaders	92	90
Total	207	179
(*) It is composed of Regular Directors, members of the different Boards of Directors of the Company and its subsidiaries.
35.4.    Transactions with Related Parties
The following chart, as of the indicated dates, shows the total credit assistance granted by the Group to key personnel, syndics, main shareholders, their relatives up to second degree of consanguinity or first of affinity (according to the Argentine Central Bank's definition of related natural person) and any company related to any of the above which consolidation is not required.

Items	09.30.24	12.31.23
Total Amount of Credit Assistance	29,843,777	36,670,345
Number of Recipients (quantities)	263	266
- Physical Persons	211	218
- Legal Persons	52	48
Average Amount of Credit Assistance	113,474	137,859
Maximum Assistance	2,896,657	9,923,443
The financing, including those that were restructured, were granted in the normal course of business and substantially on the same terms, including interest rates and guarantees, as those in force at the time to grant credit to unrelated parties. Likewise, they did not imply any risk for uncollectible accounts greater than normal, nor did they present any other unfavorable conditions.
35.5.    Balances between Related Parties
Below, there appear the balances of transactions with related parties as of the indicated dates, which have been eliminated from the Consolidated Condensed Interim Financial Statements:

Items	09.30.24	12.31.23
ASSETS
Cash and Due from Banks	139,010,203	66,371,755
Debt Securities at Fair Value through Profit or Loss	3,261,586	28,608,649
Derivative Financial Instruments	—	13,023,883
Repurchase Transactions	20,477,074	43,100,856
Other Financial Assets	7,369,366	19,900,923
Loans and Other Financing	156,373,849	132,798,676
Other Debt Securities	283,293	—
Other Non-financial Assets	—	16
Total Assets	326,775,371	303,804,758

Items	09.30.24	12.31.23
LIABILITIES
Deposits	145,855,263	86,261,272
Derivative Financial Instruments	—	13,023,883
Repurchase Transactions	20,477,074	43,100,856
Other Financial Liabilities	15,733,437	15,316,876
Financing from the Argentine Central Bank and Other Financial Institutions	140,622,167	116,066,549
Issued Debt Securities	3,544,880	24,225,683
Subordinated Debt Securities	—	4,382,966
Insurance Contracts Liabilities	29,939	8,309
Other Non-Financial Liabilities	512,611	1,418,364
Total Liabilities	326,775,371	303,804,758

Items	Three months as of 09.30.24	Nine months as of 09.30.24	Three months as of 09.30.23	Nine months as of 09.30.23
INCOME
Net Income from Interest	(28,112,193)	(15,389,531)	18,710,647	12,146,622
Net Fee Income	26,483,396	16,831,461	24,300,001	14,296,825
Net Income from Financial Instruments measured at Fair Value through Profit or Loss	866,577	469,623	(21,196,246)	(13,520,465)
Other Operating Income	17,919,576	11,086,754	14,529,955	6,361,403
Insurance Business Result	(33,254,573)	(20,899,680)	(34,799,134)	(18,388,284)
Administrative Expenses	(408,746)	(343,578)	(1,496,050)	(859,814)
Other Operating Expenses	(9,208)	(10,127)	(88,349)	(51,668)
Total Income	(16,515,171)	(8,255,078)	(39,176)	(15,381)
During the period, Banco Galicia has carried out securities purchase and sale transactions with related entities.